Long-Term Debt	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Long-Term Debt
17.	LONG-TERM DEBT
As at January 31, 2023 and 2022, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2023
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.57%	6.61%	U.S. $1,477.2	$1,966.4 [a]
Term Loan B-2	December 2029	8.06%	8.66%	U.S. $498.8	645.0 [a]
Term Loans	Mar. 2023 to Dec. 2030	0.87% to 3.41%	1.90% to 3.81%	€ 128.6	178.8
Total long-term debt					$2,790.2
Current					59.4
Non-current					2,730.8
Total long-term debt					$2,790.2
[a]
Net of unamortized transaction costs of $3.1 million for Term Loan
B-1
and $20.1 million for Term Loan
B-2.

January 31, 2022
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount

Term Facility
Term Loan B-1	May 2027	2.11%	2.14%	U.S. $1,492.4	$1,891.1 [a]
Term Loans	Mar. 2022 to Dec. 2030	0.75% to 1.90%	0.88% to 4.67%	€ 110.5	149.4
Total long-term debt					$2,040.5
Current					103.1
Non-current					1,937.4
Total long-term debt					$2,040.5
[a]
Net of unamortized transaction costs of $
3.6
 million.

The following table explains the changes in long-term debt during the year ended January 31, 2023:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2022	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2023
Term Facility	$1,891.1	$804.4	$(157.0)	$92.4	$(19.5)	$2,611.4
Term Loans	149.4	116.5	(94.9)	6.1	1.7	178.8
Total	$2,040.5	$920.9	$(251.9)	$98.5	$(17.8)	$2,790.2
The following table explains the changes in long-term debt during the year ended January 31, 2022:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2021	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2022
Term Facility	$2,276.3	$380.8	$(776.8)	$(14.8)	$25.6	$1,891.1
Term Loans	133.4	29.1	(2.6)	(12.0)	1.5	149.4
Total	$2,409.7	$409.9	$(779.4)	$(26.8)	$27.1	$2,040.5
Under security arrangements, amounts borrowed under the Revolving Credit Facilities and the term facility (the “Credit Facilities”) are secured by substantially all the assets of the Company.
a)     Term Facility
On June 10, 2022, the Company entered into an incremental U.S. $100.0 million tranche under its Term Facility with a maturity in June 2024 and, was exempt of financial covenants, then referred to as the Term Loan B-2. The Company incurred transaction costs of $1.1 million, which have been incorporated in the carrying amount of this new tranche of the Term Facility and are amortized over its expected life using the effective interest rate method.
On December 13, 2022, the Company entered into an incremental U.S. $500.0 million tranche under its Term Facility. This new tranche matures on December 13, 2029, and, consistent with the existing tranche of the Term Facility, is exempt of financial covenants (the current “Term Loan B-2”). The Company incurred transaction costs of $20.9 million, which have been incorporated in the carrying amount of this new tranche of the Term Facility and are amortized over its expected life using the effective interest rate method. On the same date, the Company fully repaid the then outstanding U.S. $100 million Term Loan B-2 for repayment of $135.0 million. In addition, unamortized transaction costs of $0.9 million were derecognized and recorded in financing costs. The Company is using the SOFR as the benchmark interest rate for the Term B-2, as part of the transition plan that was announced by the Alternative Reference Rates Committee (“ARRC”).
On March 10, 2023, the Company amended its Term Loan B-1 by replacing the LIBOR references with SOFR references, with all other conditions remaining the same.

On February 16, 2021, the Company fully repaid an outstanding U.S. $597.0 million Term Loan. The Company incurred a prepayment premium of $15.1 million, which has been recorded in financing costs. In addition, the unamortized transaction costs of $29.2 million were derecognized and recorded in financing costs. On the same date, the Company increased the amount outstanding under its Term Loan
B-1
by U.S. $300.0 million to U.S. $1,507.6 million. This incremental of U.S. $300.0 million had the same terms and conditions and maturity date as the original Term Loan
B-1.
The Company incurred transaction costs of $4.0
 million, which have been incorporated in the carrying amount of the Term Loan
B-1
and are amortized over its expected life using the effective interest rate method.
As at January 31, 2023, the cost of borrowing under the Term Loan
B-1
was as follows:

(i)	LIBOR plus 2.00% per annum, with a LIBOR floor of 0.00%; or
(ii)	U.S. Base Rate plus 1.00%; or
(iii)	U.S. Prime Rate plus 1.00%
As at January 31, 2023, the cost of borrowing under the Term Loan
B-2
was as follows:

(i)	Term SOFR, plus 3.50% per annum, with a Term SOFR floor of 0.5%
Under the Term Facility, the cost of borrowing in U.S. Base Rate or U.S. Prime Rate cannot be lower than the cost of borrowing in LIBOR.
The Company is required to repay a minimum of 0.25% of the nominal amount each quarter. Consequently, the Company repaid an amount of U.S. $16.5 million ($22.0 million) during the year ended January 31, 2023. Also, the Company may be required to repay a portion of the Term Facility in the event that it has an excess cash position at the end of the fiscal year and its leverage ratio is above a certain threshold level. As at January 31, 2023 and 2022, the Company was not required to repay any portion of the Term Facility under this requirement.

b)    Term Loans
On May
5
,
2022
, the Company fully repaid the balance of its
€
55.0
 million ($
74.2
million) unsecured loan contracted under an Austrian government
COVID-19
program in Fiscal
2021
.

During the year ended January 31, 2023, the Company entered into term loan agreements at favorable interest rates under an Austrian government program. This program supports research and development projects based on the Company’s incurred expenses in Austria. The term loans have a nominal amount of
€
86.8 million ($116.5 million) with an interest rate varying between 0.70% and 1.21% with maturity dates varying from June 2025 to June 2029. The Company recognized a grant of
€
4.6 million ($6.2 million) as a reduction of research and development expenses representing the difference between the fair value of the term loan at inception and the cash received.
During the year ended January 31, 2022, these term loans had a nominal amount of
€
19.7 million ($29.1 million) with an interest rate varying between 0.88% and 0.93% with a maturity date in
December 2029
. The Company recognized a grant of
€
2.0 million ($2.9 million) as a reduction of research and development expenses representing the difference between the fair value of the term loan at inception and the cash received.